Investment Securities - Amortized Costs, Gains and Losses, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment Securities
Total Amortized Cost	$ 175,123	$ 222,578
Gross Unrealized Gains	768	123
Gross Unrealized Losses	(798)	(4,496)
Fair value	175,093	218,205
U.S. Treasury
Investment Securities
Total Amortized Cost	987	1,984
Gross Unrealized Gains	8	0
Gross Unrealized Losses	0	(32)
Fair value	995	1,952
U.S government agency obligations
Investment Securities
Total Amortized Cost	8,124	10,235
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(77)	(269)
Fair value	8,047	9,966
U.S. government-sponsored enterprises
Investment Securities
Total Amortized Cost	22,300	43,784
Gross Unrealized Gains	41	23
Gross Unrealized Losses	(58)	(472)
Fair value	22,283	43,335
Obligations of states and political subdivisions
Investment Securities
Total Amortized Cost	33,704	40,859
Gross Unrealized Gains	144	28
Gross Unrealized Losses	(59)	(501)
Fair value	33,789	40,386
Mortgage-backed securities
Investment Securities
Total Amortized Cost	105,522	121,230
Gross Unrealized Gains	522	72
Gross Unrealized Losses	(428)	(3,110)
Fair value	105,616	118,192
Other debt securities
Investment Securities
Total Amortized Cost	3,000	3,000
Gross Unrealized Gains	53	0
Gross Unrealized Losses	0	0
Fair value	3,053	3,000
Bank issued trust preferred securities
Investment Securities
Total Amortized Cost	1,486	1,486
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(176)	(112)
Fair value	$ 1,310	$ 1,374